FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2016
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2.072	2.067	1.615	452	-
Loans at amortized cost, net of allowance	37.506	36.640	-	-	36.640
Financial Liabilities:
Deposits at amortized cost	51.143	51.199	26.245	24.954	-
Long-term debt at amortized cost	975	977	-	977	-

	Year ended December 31, 2017
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	1.655	1.649	1.504	145	-
Loans at amortized cost, net of allowance	35.828	35.846	-	-	35.846
Financial Liabilities:
Deposits at amortized cost	42.983	43.031	28.137	14.894	-
Long-term debt at amortized cost	1.398	1.422	-	1.422	-

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability
				at fair
At December 31, 2016				value
	(EUR in millions)
Assets
Trading assets	296	1.565	8	1.869
Debt securities issued by other governments and public sector entities	259	3	-	262
Greek treasury bills	-	1.492	-	1.492
Foreign treasury bills	18	47	-	65
Debt securities issued by foreign financial institutions	-	-	8	8
Corporate debt securities issued by Greek companies	-	23	-	23
Equity securities issued by Greek companies	14	-	-	14
Mutual fund units	5	-	-	5
Derivative assets	11	4.437	34	4.482
Available-for-sale securities	52	9.522	342	9.916
Greek government bonds	-	539	300	839
Debt securities issued by other governments and public sector entities	-	8.657	14	8.671
Foreign treasury bills	-	229	-	229
Debt securities issued by companies incorporated in Greece	-	46	19	65
Debt securities issued by companies incorporated outside Greece	-	34	9	43
Equity securities issued by companies incorporated in Greece	28	1	-	29
Equity securities issued by companies incorporated outside Greece	6	16	-	22
Mutual Fund units	18	-	-	18
Total Assets	359	15.524	384	16.267
Liabilities
Deposits at fair value(1)	-	527	-	527
Derivative liabilities	5	5.142	24	5.171
Total liabilities	5	5.669	24	5.698

(1)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through profit or loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments" (see Note 20).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2017				fair value
	(EUR in millions)
Assets
Trading assets	303	1.490	-	1.792
Debt securities issued by other governments and public sector entities	226	63	-	289
Greek treasury bills	-	1.379	-	1.379
Foreign treasury bills	10	47	-	56
Corporate debt securities issued by Greek companies	-	1	-	1
Equity securities issued by Greek companies	63	-	-	63
Mutual fund units	4	-	-	4
Derivative assets	27	3.629	25	3.681
Available-for-sale securities	458	2.334	540	3.332
Greek government bonds	-	681	514	1.195
Debt securities issued by other governments and public sector entities	418	1.215	-	1.633
Foreign treasury bills	-	235	-	235
Debt securities issued by companies incorporated in Greece	-	161	18	179
Debt securities issued by companies incorporated outside Greece	-	16	8	24
Equity securities issued by companies incorporated in Greece	30	7	-	37
Equity securities issued by companies incorporated outside Greece	6	19	-	25
Mutual Fund units	4	-	-	4
Total Assets	788	7.453	565	8.805
Liabilities
Deposits at fair value(1)	-	866	-	866
Derivative liabilities	1	3.780	22	3.803
Total Liabilities	1	4.646	22	4.669
(1)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through profit or loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments" (see Note 20).

Fair values For Discontinued Operations Measured At Fair Value On Recurring Basis Tables [Text Block]

The tables below, present the fair values for discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale, measured at fair value on a recurring basis.
	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2016				fair value
	(EUR in millions)
Assets
Trading assets	4	569	-	573
Debt securities issued by other governments and public sector entities	-	305	-	305
Debt securities issued by foreign financial institutions	-	239	-	239
Corporate debt securities issued by foreign companies	-	25	-	25
Mutual fund units	4	-	-	4
Derivative assets	-	1	-	1
Available-for-sale securities	1.001	1.866	6	2.873
Greek government bonds	-	232	-	232
Debt securities issued by other governments and public sector entities	688	794	-	1.482
Greek treasury bills	-	516	-	516
Foreign treasury bills	11	15	-	26
Debt securities issued by companies incorporated in Greece	-	125	-	125
Debt securities issued by companies incorporated outside Greece	-	182	4	186
Equity securities issued by companies incorporated in Greece	28	-	-	28
Equity securities issued by companies incorporated outside Greece	1	2	2	5
Mutual Fund units	273	-	-	273
Other assets	173	117	-	290
Total Assets	1.178	2.553	6	3.737
Liabilities
Derivative liabilities	-	2	-	2
Total Liabilities	-	2	-	2

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2017				fair value
	(EUR in millions)
Assets
Trading assets	4	10	-	14
Debt securities issued by other governments and public sector entities	-	10	-	10
Mutual fund units	4	-	-	4
Derivative assets	-	3	-	3
Available-for-sale securities	1.029	1.500	-	2.529
Greek government bonds	-	361	-	361
Debt securities issued by other governments and public sector entities	680	283	-	963
Greek treasury bills	-	522	-	522
Foreign treasury bills	9	19	-	28
Debt securities issued by companies incorporated in Greece	-	143	-	143
Debt securities issued by companies incorporated outside Greece	-	172	-	172
Equity securities issued by companies incorporated in Greece	26	-	-	26
Mutual Fund units	314	-	-	314
Other assets	178	112	-	290
Total Assets	1.211	1.625	-	2.836
Liabilities
Derivative liabilities	-	1	-	1
Total Liabilities	-	1	-	1

Fair Value Disclosures Reconciliation Of Level 3 Financial Instruments Tables [Text Block]

	2016
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into Level 3	Transfer out of Level 3	Balance at end of year

	(EUR in millions)
Trading assets	13	(1)	-	-	(4)	-	-	-	8
Debt securities issued by foreign financial institutions	13	(1)	-	-	(4)	-	-	-	8
Net Derivatives	5	(21)	-	19	-	(1)	(16)	24	10
Available-for-sale securities	303	43	(11)	19	(26)	-	14	-	342
Greek government bonds	271	17	12	-	-	-	-	-	300
Debt securities issued by other governments and public sector entities (1)	-	-	-	-	-	-	14	-	14
Debt securities issued by companies incorporated in Greece	-	-	-	19	-	-	-	-	19
Debt securities issued by companies incorporated outside Greece	9	-	-	-	-	-	-	-	9
Equity securities issued by companies incorporated outside Greece	23	26	(23)	-	(26)	-	-	-	-
(1)	Debt securities issued by other governments and public sector entities transfer into Level 3, include a specific debt security which following the tainting of the held-to-maturity portfolio during April 2016 (see Note 11) was reclassified to available-for-sale portfolio.

	2017
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into Level 3	Transfer out of Level 3	Balance at end of year

	(EUR in millions)
Trading assets	8	-	-	-	(8)	-	-	-	-
Debt securities issued by foreign financial institutions	8	-	-	-	(8)	-	-	-	-
Net Derivatives	10	(7)	-	3	-	-	(3)	1	4
Available-for-sale securities	342	12	196	-	-	(10)	-	-	540
Greek government bonds	300	10	194	-	-	-	-	-	504
Debt securities issued by other governments and public sector entities	14	1	-	-	-	(5)	-	-	10
Debt securities issued by companies incorporated in Greece	19	2	2	-	-	(5)	-	-	18
Debt securities issued by companies incorporated outside Greece	9	(1)	-	-	-	-	-	-	8

Quantitative Information About Level 3 Fair Value Measurement Disclosure [Text Block]

Quantitative Information about Level 3 Fair Value Measurements 2016
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	8	Price Based	Price	101,24	101,24
Available-for-sale Greek government bonds	300	Discounted Cash Flows	Credit Spread over 30 years	610 bps	610 bps
Debt securities issued by other governments and public sector entities	14	Discounted Cash Flows	Credit Spread	789 bps	789 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	19	Discounted Cash Flows	Credit Spread	450 bps	607 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	9	Price Based	Credit Spread	93,76	93,76
Net Derivatives

Interest Rate Swaps	6	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000bps	1000 bps
	(1)	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	12,60%	99,30%
	4	Discounted Cash Flows	FX Pair Correlation	-50,00%	99,30%
Other Derivatives	16	Monte Carlo	Volatility of stock price	39,00%	39,00%
	(13)	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	70bps	70bps

Quantitative Information about Level 3 Fair Value Measurements 2017
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Available-for-sale Greek government bonds	504	Discounted Cash Flows	Credit Spread over 30 years	358 bps	358 bps
Available-for-sale Debt securities issued by other governments and public sector entities	10	Discounted Cash Flows	Credit Spread	189 bps	189 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	17	Discounted Cash Flows	Credit Spread	305 bps	321 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	8	Price Based	Credit Spread	93,76	93,76
Net Derivatives
Interest Rate Derivatives	4	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps
	3	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors	-50,00%	99,50%
Other Derivatives	2	Binomial model	Volatility of stock price	30,74%	104,83%
	8	Monte Carlo Simulation	Volatility of stock price	49,00%	49,00%
	(9)	Discounted Cash Flows, Internal Model (for CVA/DVA)	Credit Spread	70 bps	1000 bps